Notes and Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Notes and Accounts Receivable
5. NOTES AND ACCOUNTS RECEIVABLE

	December 31
	2019	2020
	US$	US$
Trade accounts receivable	110,351	117,387
Allowance for doubtful accounts	(1,617)	(1,561)

	108,734	115,826

The changes in allowance are summarized as follows:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Allowance for doubtful accounts
Balance, beginning of year	598	645	1,617
Additions (reversals) charged to expense, net	47	1,164	15
Write-offs	—	(192)	(71)

Balance, end of year	645	1,617	1,561